Unaudited Condensed Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Non-current assets
Goodwill	£ 5,951	£ 6,186
Other intangible assets, net	46,680	28,459
Property, plant and equipment, net	40,993	48,954
Investment in joint venture	321	173
Right-of-use assets, net	15,049	18,513
Finance lease receivable	1,714	0
Other receivables	639	663
Investments in equity instruments	0	2,145
Deferred tax asset, net	907	690
Total non-current assets	112,254	105,783
Current assets
Trade receivables	11,314	3,372
Finance lease receivable	79	0
Other receivables	9,530	15,351
Current tax assets	34,159	23,166
Short term bank deposits	126,287	103,586
Cash and cash equivalents	117,789	259,463
Total current assets	299,158	404,938
Total assets	411,412	510,721
Capital and reserves
Share capital	65	63
Share premium	372,272	364,639
Capital redemption reserve	3	3
Foreign exchange reserve	(1,728)	492
Share-based payment reserve	33,291	46,984
Fair value reserve	0	(199)
Merger reserve	54,213	54,213
Accumulated losses	(202,697)	(110,469)
Total equity attributable to owners of the parent	255,419	355,726
Non-current liabilities
Loans	294	306
Lease liabilities	15,104	16,221
Deferred tax liability, net	4,540	5,774
Contract liabilities and other advances	68,742	65,466
Provisions	1,372	2,157
Total non-current liabilities	90,052	89,924
Current liabilities
Trade payables	7,475	11,336
Lease liabilities	3,171	2,396
Contract liabilities and other advances	20,132	27,006
Other payables	35,163	24,333
Total current liabilities	65,941	65,071
Total liabilities	155,993	154,995
Total equity and liabilities	£ 411,412	£ 510,721